SCHEDULE OF ACCOUNT PAYABLE AND ACCRUED LIABILITIES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Receivables [Abstract]
Trade creditors		$ 8,674	$ 8,736
Accrued expenses		398	311
Deposit received		1,945	2,293
Goods and services tax payable		27	161
Deferred income		221	533
Others		223	102
Account payable and accrued liabilities	$ 8,934	$ 11,488	$ 12,136